Fair Value Measurements (Quantitative Information About Unobservable Inputs Used In Level 3) (Details) - $ / MWh	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Power [Member] | Maximum [Member] | Discounted Cash Flow [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs Price Per Megawatt Hour	40.25	48.50
Power [Member] | Minimum [Member] | Discounted Cash Flow [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs Price Per Megawatt Hour	34.50	40.70
WTI Three-Way Options [Member] | Maximum [Member] | Option Model [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs Commodity Price Volatility	64.00%
WTI Three-Way Options [Member] | Minimum [Member] | Option Model [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Inputs Commodity Price Volatility	33.00%